Long-Term Debt - Convertible Bonds (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	May 31, 2018 USD ($)
Debt Instrument [Line Items]
Conversion price (in dollars per share)	$ 63.5892
Convertible Bonds
Debt Instrument [Line Items]
Principal | $	$ 350,000,000	$ 350,000,000
Conversion price (in dollars per share)	$ 63.5892
Conversion of bonds into shares (in shares) | shares	5,504,079
Debt instrument, interest rate	3.875%